RESTRICTED CASH (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Restricted cash	$ 13,691,658	$ 1,933,390
Broker Counterparties For Derivatives Trading [Member]
Restricted cash	11,936,026	570,247
Repurchase Counterparties As Restricted Collateral [Member]
Restricted cash	1,725,632	1,363,143
FOAC As Minimum Required Capital [Member]
Restricted cash	$ 30,000	$ 0